Share-based payments - Narrative (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation	¥ 1,320		¥ 0	¥ 0
Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation	¥ 1,320
Unrecognized costs of unvested RSUs | $		$ 14
Weighted-average recognition period	1 year 10 months 17 days
Service-Based Conditions, Restricted Share Units | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period	10 months
Service-Based Conditions, Restricted Share Units | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period	3 years
Market Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calendar days	30 days
Market Conditions, Restricted Share Units | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average closing price (in USD per share) | $ / shares		$ 12.00
Thunder Bridge
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Ordinary share per unit delivered once vested | shares		1